Equity - Summary of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Equity [abstract]
Beginning balance (in shares)	20,152,000	20,152,000	19,775,000
Granted (in shares)	6,313,710	6,313,710	1,940,000
Exercised (in shares)	(156,000)	(156,000)	(1,239,000)
Forfeited (in shares)	(293,000)	(293,000)	(110,000)
Expired (in shares)	(767,000)	(767,000)	(214,000)
Ending balance (in shares)	25,250,000	25,250,000	20,152,000
Vested and exercisable at end of year (in shares)	17,368,000	17,368,000	16,617,000
Outstanding at beginning of year (in dollars per share) | $ / shares		$ 23.02	$ 21.75
Granted (in dollars per share) | (per share)	$ 14.42	14.42	28.62
Exercised (in dollars per share) | $ / shares		8.33	8.17
Forfeited (in dollars per share) | $ / shares		20.97	32.52
Expired (in dollars per share) | $ / shares		35.14	38.24
Outstanding at ending of year (in dollars per share) | $ / shares		20.61	23.02
Vested and exercisable at end of year (in dollars per share) | $ / shares	$ 21.76	$ 21.76	$ 21.32